UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-03313)

First American Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Brent G. Smith

800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31

Date of reporting period: 11/30/18

Item 1. Schedule of Investments.

Schedule of Investments November 30, 2018 (unaudited), all dollars rounded to thousands (000 omitted)

Government Obligations Fund
DESCRIPTION	PAR	VALUE >
U.S. Government Agency Debt - 46.6%
Federal Farm Credit Bank
1.100%, 12/05/2018	$25,000	$24,998
2.194%, 12/10/2018 ʘ	19,539	19,531
2.089%, 12/11/2018 ʘ	40,000	39,982
2.196%, 12/20/2018 ʘ	3,964	3,960
2.246% (1 Month LIBOR USD - 0.055%), 12/20/2018 Δ	75,000	75,000
2.438% (3 Month LIBOR USD + 0.100%), 12/20/2018 Δ	50,000	50,006
2.077%, 01/14/2019 ʘ	50,000	49,881
2.206%, 01/23/2019 ʘ	50,000	49,846
2.265% (1 Month LIBOR USD - 0.050%), 01/23/2019 Δ	160,000	159,999
2.490% (1 Month LIBOR USD + 0.175%), 02/25/2019 Δ	34,280	34,300
2.254% (1 Month LIBOR USD - 0.060%), 04/03/2019 Δ	26,535	26,541
2.250% (U.S. Federal Funds Effective Rate + 0.050%), 04/12/2019 Δ	100,000	100,000
2.200% (U.S. Federal Funds Effective Rate + 0.000%), 04/15/2019 Δ	50,000	49,998
2.230% (U.S. Federal Funds Effective Rate + 0.030%), 04/25/2019 Δ	75,000	75,000
2.220% (U.S. Federal Funds Effective Rate + 0.020%), 05/08/2019 Δ	100,000	100,000
2.506%, 05/09/2019 ʘ	95,000	93,977
2.506%, 05/10/2019 ʘ	95,000	93,970
2.488%, 05/14/2019 ʘ	50,000	49,449
2.519%, 05/21/2019 ʘ	50,000	49,418
2.230% (1 Month LIBOR USD - 0.085%), 05/24/2019 Δ	100,000	99,998
2.220% (U.S. Federal Funds Effective Rate + 0.020%), 06/06/2019 Δ	50,000	49,997
2.179% (1 Month LIBOR USD - 0.135%), 06/13/2019 Δ	75,000	74,955
2.526%, 06/14/2019 ʘ	10,000	9,867
2.551%, 06/21/2019 ʘ	200,000	197,217
2.290% (1 Month LIBOR USD - 0.025%), 06/24/2019 Δ	35,000	35,000
2.245% (1 Month LIBOR USD - 0.070%), 06/25/2019 Δ	75,000	74,999
2.210% (U.S. Federal Funds Effective Rate + 0.010%), 06/26/2019 Δ	100,000	100,000
2.548%, 06/28/2019 ʘ	85,000	83,778
2.224% (1 Month LIBOR USD - 0.090%), 07/03/2019 Δ	100,000	99,994
2.614%, 07/08/2019 ʘ	100,000	98,451
2.205% (U.S. Federal Funds Effective Rate + 0.005%), 07/12/2019 Δ	100,000	99,997
2.228% (1 Month LIBOR USD - 0.090%), 07/12/2019 Δ	109,880	109,867
2.492% (1 Month LIBOR USD + 0.190%), 08/19/2019 Δ	75,000	75,133
2.677%, 08/22/2019 ʘ	30,000	29,428
2.253% (1 Month LIBOR USD - 0.065%), 09/12/2019 Δ	50,000	49,998
2.712%, 09/24/2019 ʘ	30,000	29,349
2.735%, 09/27/2019 ʘ	25,000	24,447
2.696%, 09/30/2019 ʘ	12,000	11,736
2.254% (3 Month LIBOR USD - 0.160%), 10/10/2019 Δ	115,000	114,997
2.190% (U.S. Federal Funds Effective Rate - 0.010%), 10/18/2019 Δ	50,000	49,998
2.700%, 11/06/2019	22,800	22,790
2.755%, 11/06/2019 ʘ	50,000	48,742
2.635% (3 Month LIBOR USD + 0.020%), 11/12/2019 Δ	75,000	75,132
2.242% (1 Month LIBOR USD - 0.060%), 11/19/2019 Δ	225,000	224,981
2.372% (1 Month LIBOR USD + 0.050%), 01/27/2020 Δ	50,000	50,061
2.233% (1 Month LIBOR USD - 0.085%), 02/06/2020 Δ	25,750	25,733
2.368% (1 Month LIBOR USD + 0.050%), 02/10/2020 Δ	15,910	15,932
2.424% (3 Month U.S. Treasury Money Market Yield + 0.040%), 02/12/2020 Δ	50,000	49,994
2.434% (3 Month U.S. Treasury Money Market Yield + 0.050%), 02/19/2020 Δ	25,000	25,000
2.222% (1 Month LIBOR USD - 0.080%), 03/19/2020 Δ	44,000	44,000
2.270% (1 Month LIBOR USD - 0.045%), 03/23/2020 Δ	50,000	49,995
2.255% (1 Month LIBOR USD - 0.060%), 03/25/2020 Δ	50,000	50,000
2.242% (1 Month LIBOR USD - 0.080%), 03/27/2020 Δ	25,000	25,000
2.449% (3 Month U.S. Treasury Money Market Yield + 0.065%), 05/15/2020 Δ	50,000	50,007
2.433% (3 Month LIBOR USD - 0.220%), 05/22/2020 Δ	50,000	49,971
2.287% (1 Month LIBOR USD - 0.050%), 05/28/2020 Δ	75,000	75,000
2.299% (1 Month LIBOR USD - 0.050%), 05/29/2020 Δ	50,000	50,000
2.219% (1 Month LIBOR USD - 0.080%), 06/01/2020 Δ	222,550	222,517
2.340% (U.S. Federal Funds Effective Rate + 0.140%), 07/13/2020 Δ	100,000	100,000
2.280% (1 Month LIBOR USD - 0.030%), 07/16/2020 Δ	101,000	100,996
2.291% (1 Month LIBOR USD - 0.010%), 07/20/2020 Δ	100,000	100,000
2.294% (1 Month LIBOR USD - 0.020%), 08/05/2020 Δ	75,000	74,992
2.330% (U.S. Federal Funds Effective Rate + 0.130%), 08/17/2020 Δ	50,000	50,000
2.429% (3 Month U.S. Treasury Money Market Yield + 0.045%), 08/17/2020 Δ	27,000	26,995
2.325% (U.S. Federal Funds Effective Rate + 0.125%), 09/04/2020 Δ	50,000	50,000
2.610% (3 Month LIBOR USD - 0.130%), 09/04/2020 Δ «	50,000	50,000
2.278% (1 Month LIBOR USD - 0.040%), 09/11/2020 Δ	50,000	50,000
2.315% (1 Month LIBOR USD + 0.000%), 09/25/2020 Δ	23,445	23,451
2.330% (U.S. Federal Funds Effective Rate + 0.130%), 10/23/2020 Δ	25,000	25,000
2.374% (3 Month LIBOR USD - 0.135%), 10/29/2020 Δ	50,000	49,995
2.499% (3 Month LIBOR USD - 0.130%), 11/16/2020 Δ	75,000	74,998
2.327% (1 Month LIBOR USD + 0.005%), 11/27/2020 Δ	150,000	149,995
2.587% (3 Month LIBOR USD - 0.120%), 11/30/2020 Δ	150,000	150,000
Federal Home Loan Bank
2.189%, 12/07/2018 ʘ	125,000	124,970

2.216% (1 Month LIBOR USD - 0.100%), 12/07/2018 Δ	50,000	50,000
2.097%, 12/10/2018 ʘ	50,000	49,980
2.218% (1 Month LIBOR USD - 0.100%), 12/13/2018 Δ	50,000	50,000
1.750%, 12/14/2018	24,920	24,919
2.151%, 12/14/2018 ʘ	200,000	199,869
2.166%, 12/18/2018 ʘ	350,000	349,686
2.176%, 12/19/2018 ʘ	881,000	880,153
2.166%, 12/20/2018 ʘ	325,000	324,669
2.182%, 12/21/2018 ʘ	89,000	88,903
2.200% (1 Month LIBOR USD - 0.100%), 12/21/2018 Δ	100,000	100,000
2.200% (1 Month LIBOR USD - 0.100%), 12/21/2018 Δ	120,000	120,000
2.246% (1 Month LIBOR USD - 0.060%), 12/21/2018 Δ	50,000	50,000
2.211%, 12/24/2018 ʘ	200,000	199,743
2.198%, 12/26/2018 ʘ	777,140	776,054
2.222%, 12/27/2018 ʘ	150,000	149,779
2.207%, 01/02/2019 ʘ	382,000	381,302
2.078% (3 Month LIBOR USD - 0.320%), 01/03/2019 Δ	200,000	200,000
2.088% (3 Month LIBOR USD - 0.310%), 01/03/2019 Δ	100,000	100,000
2.233%, 01/03/2019 ʘ	100,000	99,809
2.185%, 01/07/2019 ʘ	200,000	199,578
2.191%, 01/08/2019 ʘ	300,000	299,347
2.110% (3 Month LIBOR USD - 0.310%), 01/11/2019 Δ	100,000	100,000
2.228% (1 Month LIBOR USD - 0.090%), 01/11/2019 Δ	75,000	75,000
2.224% (1 Month LIBOR USD - 0.090%), 01/14/2019 Δ	50,000	50,000
1.250%, 01/16/2019	25,070	25,041
2.333%, 01/18/2019 ʘ	1,900	1,894
2.202% (1 Month LIBOR USD - 0.135%), 01/28/2019 Δ	75,000	75,000
2.274%, 01/29/2019 ʘ	100,000	99,643
2.234% (1 Month LIBOR USD - 0.080%), 02/04/2019 Δ	150,000	150,000
2.273% (1 Month LIBOR USD - 0.045%), 02/06/2019 Δ	100,000	100,000
2.248% (1 Month LIBOR USD - 0.070%), 02/11/2019 Δ	50,000	50,000
2.271%, 02/11/2019 ʘ	400,000	398,250
2.385% (3 Month LIBOR USD - 0.230%), 02/13/2019 Δ	35,000	34,998
2.168% (1 Month LIBOR USD - 0.135%), 02/19/2019 Δ	75,000	75,000
2.266% (1 Month LIBOR USD - 0.040%), 02/22/2019 Δ	194,500	194,524
2.282% (1 Month LIBOR USD - 0.040%), 02/27/2019 Δ	75,000	75,000
2.086% (3 Month LIBOR USD - 0.235%), 03/01/2019 Δ	100,000	100,000
2.254% (1 Month LIBOR USD - 0.045%), 03/01/2019 Δ	125,000	125,000
2.088% (3 Month LIBOR USD - 0.235%), 03/06/2019 Δ	25,000	25,000
1.875%, 03/08/2019	38,690	38,648
2.272% (1 Month LIBOR USD - 0.045%), 03/08/2019 Δ	30,000	30,000
2.299%, 03/13/2019 ʘ	300,000	298,106
2.227% (1 Month LIBOR USD - 0.080%), 03/15/2019 Δ	75,000	75,000
2.307%, 03/15/2019 ʘ	109,000	108,296
2.337%, 03/20/2019 ʘ	107,000	106,265
2.353%, 03/22/2019 ʘ	100,000	99,296
1.050%, 03/29/2019	10,000	9,958
2.179% (1 Month LIBOR USD - 0.120%), 04/01/2019 Δ	100,000	100,000
2.105% (3 Month LIBOR USD - 0.320%), 04/12/2019 Δ	375,000	374,996
2.435%, 04/15/2019 ʘ	200,000	198,197
2.200% (1 Month LIBOR USD - 0.115%), 04/26/2019 Δ	100,000	100,000
2.490%, 05/02/2019	75,000	74,996
2.406% (3 Month LIBOR USD - 0.185%), 05/08/2019 Δ	50,000	50,000
2.516%, 05/16/2019 ʘ	50,000	49,434
2.500%, 05/20/2019	50,000	49,994
2.547% (3 Month LIBOR USD - 0.160%), 05/28/2019 Δ	50,000	50,010
2.189% (1 Month LIBOR USD - 0.125%), 06/14/2019 Δ	75,000	75,000
2.516%, 06/21/2019 ʘ	11,029	10,878
2.257% (1 Month LIBOR USD - 0.080%), 06/28/2019 Δ	100,000	100,000
2.227% (1 Month LIBOR USD - 0.090%), 07/08/2019 Δ	93,000	93,001
2.220% (1 Month LIBOR USD - 0.090%), 07/16/2019 Δ	50,000	49,998
2.233% (1 Month LIBOR USD - 0.070%), 07/17/2019 Δ	200,000	200,000
2.233% (1 Month LIBOR USD - 0.070%), 07/17/2019 Δ	50,000	50,000
2.233% (1 Month LIBOR USD - 0.070%), 07/19/2019 Δ	75,000	74,997
2.233% (1 Month LIBOR USD - 0.070%), 07/19/2019 Δ	50,000	50,000
2.216% (1 Month LIBOR USD - 0.090%), 07/22/2019 Δ	80,000	80,000
2.245% (1 Month LIBOR USD - 0.070%), 07/26/2019 Δ	50,000	50,000
2.256% (1 Month LIBOR USD - 0.060%), 08/07/2019 Δ	100,000	100,000
2.254% (1 Month LIBOR USD - 0.060%), 08/14/2019 Δ	100,000	100,000
2.243% (1 Month LIBOR USD - 0.060%), 08/19/2019 Δ	50,000	50,000
2.243% (1 Month LIBOR USD - 0.060%), 08/19/2019 Δ	50,000	50,000
2.277% (1 Month LIBOR USD - 0.060%), 08/28/2019 Δ	75,000	75,000
2.277% (1 Month LIBOR USD - 0.060%), 08/28/2019 Δ	50,000	50,000
2.277% (1 Month LIBOR USD - 0.060%), 08/28/2019 Δ	75,000	75,000
2.255% (1 Month LIBOR USD - 0.060%), 09/09/2019 Δ	75,000	75,000
2.258% (1 Month LIBOR USD - 0.060%), 09/11/2019 Δ	25,000	25,000
2.258% (1 Month LIBOR USD - 0.060%), 09/11/2019 Δ	75,000	75,000
2.250% (1 Month LIBOR USD - 0.060%), 09/16/2019 Δ	75,000	75,000
2.255% (1 Month LIBOR USD - 0.060%), 09/25/2019 Δ	50,000	50,000
2.150% (3 Month LIBOR USD - 0.260%), 10/07/2019 Δ	150,000	149,882
2.266% (1 Month LIBOR USD - 0.050%), 10/07/2019 Δ	50,000	50,000

2.265% (1 Month LIBOR USD - 0.050%), 10/09/2019 Δ	100,000	100,000
2.400%, 10/11/2019 ●	200,000	200,000
2.400%, 10/15/2019 ●	50,000	50,000
2.233% (1 Month LIBOR USD - 0.070%), 10/17/2019 Δ	100,000	100,000
2.480%, 11/04/2019 ●	75,000	75,000
2.247% (1 Month LIBOR USD - 0.070%), 11/08/2019 Δ	100,000	100,000
2.305% (SOFR + 0.065%), 11/15/2019 Δ	95,000	95,000
2.257% (1 Month LIBOR USD - 0.050%), 12/02/2019 Δ	50,000	50,000
2.268% (1 Month LIBOR USD - 0.050%), 12/06/2019 Δ	150,000	150,039
2.268% (1 Month LIBOR USD - 0.050%), 12/12/2019 Δ	25,000	25,000
2.268% (1 Month LIBOR USD - 0.050%), 12/13/2019 Δ	50,000	50,000
2.253% (1 Month LIBOR USD - 0.050%), 12/18/2019 Δ	50,000	50,000
2.250% (1 Month LIBOR USD - 0.065%), 12/26/2019 Δ	80,000	79,958
2.253% (1 Month LIBOR USD - 0.065%), 01/06/2020 Δ	50,000	50,000
2.252% (1 Month LIBOR USD - 0.065%), 01/08/2020 Δ	30,000	30,000
2.252% (1 Month LIBOR USD - 0.065%), 01/08/2020 Δ	50,000	50,000
2.253% (1 Month LIBOR USD - 0.065%), 01/10/2020 Δ	50,000	50,000
2.253% (1 Month LIBOR USD - 0.065%), 01/13/2020 Δ	50,000	50,000
2.299% (3 Month LIBOR USD - 0.150%), 01/17/2020 Δ	50,000	50,000
2.299% (3 Month LIBOR USD - 0.150%), 01/17/2020 Δ	50,000	50,000
2.319% (3 Month LIBOR USD - 0.150%), 01/22/2020 Δ	50,000	50,000
2.241% (1 Month LIBOR USD - 0.065%), 01/23/2020 Δ	94,750	94,748
2.272% (1 Month LIBOR USD - 0.065%), 01/28/2020 Δ	25,000	25,000
2.272% (1 Month LIBOR USD - 0.065%), 01/28/2020 Δ	196,500	196,509
2.354% (3 Month LIBOR USD - 0.155%), 01/29/2020 Δ	50,000	50,000
2.487% (3 Month U.S. Treasury Bill Money Market Yield + 0.070%), 01/29/2020 Δ	100,000	100,011
2.237% (1 Month LIBOR USD - 0.080%), 02/07/2020 Δ	100,000	100,000
2.395% (3 Month LIBOR USD - 0.220%), 02/10/2020 Δ	50,000	50,000
2.253% (1 Month LIBOR USD - 0.065%), 02/12/2020 Δ	25,000	25,000
2.241% (1 Month LIBOR USD - 0.060%), 02/20/2020 Δ	50,000	50,000
2.255% (1 Month LIBOR USD - 0.060%), 02/24/2020 Δ	50,000	49,997
2.278% (1 Month LIBOR USD - 0.040%), 04/06/2020 Δ	100,000	100,000
2.199% (3 Month LIBOR USD - 0.250%), 04/17/2020 Δ	50,000	50,000
2.263% (1 Month LIBOR USD - 0.040%), 04/17/2020 Δ	50,000	50,000
2.156% (3 Month LIBOR USD - 0.210%), 06/22/2020 Δ	50,000	50,000
2.315% (1 Month LIBOR USD + 0.000%), 10/26/2020 Δ	50,000	50,000
Federal Home Loan Mortgage Corporation
2.182%, 12/24/2018 ʘ	125,000	124,842
1.260%, 12/28/2018	23,000	23,000
2.289%, 01/18/2019 ʘ	2,180	2,174
2.168% (1 Month LIBOR USD - 0.150%), 02/12/2019 Δ	25,000	25,000
2.454%, 04/17/2019 ʘ	46,494	46,071
2.481%, 05/01/2019 ʘ	18,396	18,209
2.265% (SOFR + 0.025%), 05/08/2019 Δ	230,000	230,000
1.250%, 05/24/2019	22,000	22,000
1.750%, 05/30/2019	7,285	7,260
1.250%, 10/02/2019	100,000	98,775
Federal National Mortgage Association
1.125%, 12/14/2018	10,000	9,998
1.400%, 03/27/2019	50,000	49,839
2.400% (SOFR + 0.160%), 01/30/2020 Δ	127,103	127,199
2.340% (SOFR + 0.100%), 04/30/2020 Δ	40,000	40,000
Total U.S. Government Agency Debt (Cost $18,487,031)		18,487,031

U.S. Treasury Debt - 0.8%
U.S. Treasury Notes
1.250%, 01/31/2019	100,000	99,887
1.250%, 05/31/2019	225,000	223,676
Total U.S. Treasury Debt (Cost $323,563)		323,563

Investment Companies Ω - 2.7%	SHARES
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class	175,000,000	175,000
2.100%
Deutsche Government Money Market Series Fund, Institutional Class	350,000,000	350,000
2.148%
Dreyfus Government Cash Management, Institutional Class	50,000,000	50,000
2.091%
Goldman Sachs Financial Square Funds - Government Fund, Institutional Class	232,901,000	232,901
2.098%
Invesco Government & Agency Portfolio, Institutional Class	250,000,000	250,000
2.117%
Total Investment Companies (Cost $1,057,901)		1,057,901

U.S. Government Agency Repurchase Agreements - 5.2%
BNP Paribas SA
2.290%, dated 11/30/2018, matures 12/03/2018, repurchase price $100,019 (collateralized by various government agency obligations: Total market value $102,000)	$100,000	100,000

Goldman Sachs & Co. LLC
2.270%, dated 11/30/2018, matures 12/03/2018, repurchase price $180,034 (collateralized by various government agency obligations: Total market value $183,600)	180,000	180,000
HSBC Securities (USA) Inc.
2.280%, dated 11/30/2018, matures 12/03/2018, repurchase price $1,000,190 (collateralized by various government agency obligations: Total market value $1,020,194)	1,000,000	1,000,000
ING Financial Markets LLC
2.270%, dated 11/30/2018, matures 12/03/2018, repurchase price $400,076 (collateralized by various government agency obligations: Total market value $408,000)	400,000	400,000
Merrill Lynch, Pierce, Fenner & Smith Incorporated
2.280%, dated 11/30/2018, matures 12/03/2018, repurchase price $150,029 (collateralized by various government agency obligations: Total market value $153,001)	150,000	150,000
RBC Dominion Securities Inc.
2.290%, dated 11/30/2018, matures 12/03/2018, repurchase price $100,019 (collateralized by various government agency obligations: Total market value $102,000)	100,000	100,000
Societe Generale SA
2.280%, dated 11/30/2018, matures 12/03/2018, repurchase price $125,024 (collateralized by various government agency obligations: Total market value $127,500)	125,000	125,000
Total U.S. Government Agency Repurchase Agreements (Cost $2,055,000)		2,055,000

U.S. Treasury Repurchase Agreements - 45.4%
Bank of Nova Scotia
2.280%, dated 11/30/2018, matures 12/03/2018, repurchase price $767,988 (collateralized by U.S. Treasury obligations: Total market value $783,199)	767,842	767,842
Barclays Capital Inc.
2.270%, dated 11/30/2018, matures 12/03/2018, repurchase price $150,028 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
BMO Capital Markets
2.270%, dated 11/30/2018, matures 12/03/2018, repurchase price $100,019 (collateralized by U.S. Treasury obligations: Total market value $102,019)	100,000	100,000
BNP Paribas SA
2.280%, dated 11/30/2018, matures 12/03/2018, repurchase price $200,038 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
2.300%, dated 11/30/2018, matures 12/03/2018, repurchase price $900,173 (collateralized by U.S. Treasury obligations: Total market value $918,000)	900,000	900,000
2.200%, dated 11/28/2018, matures 12/06/2018, repurchase price $850,416 (collateralized by U.S. Treasury obligations: Total market value $867,000)	850,000	850,000
2.180%, dated 9/19/2018, matures 12/19/2018, repurchase price $351,929 (collateralized by U.S. Treasury obligations: Total market value $357,000)	350,000	350,000
2.210%, dated 9/24/2018, matures 12/20/2018, repurchase price $552,937 (collateralized by U.S. Treasury obligations: Total market value $561,000)	550,000	550,000
2.220%, dated 9/27/2018, matures 12/21/2018, repurchase price $201,048 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
2.220%, dated 9/26/2018, matures 12/21/2018, repurchase price $1,005,303 (collateralized by U.S. Treasury obligations: Total market value $1,020,000)	1,000,000	1,000,000
Credit Agricole Corporate & Investment Bank
2.200%, dated 10/03/2018, matures 12/03/2018, repurchase price $326,212 (collateralized by U.S. Treasury obligations: Total market value $331,500)	325,000	325,000
2.270%, dated 11/30/2018, matures 12/03/2018, repurchase price $1,256,707 (collateralized by U.S. Treasury obligations: Total market value $1,281,589)	1,256,469	1,256,469
2.300%, dated 11/29/2018, matures 12/28/2018, repurchase price $500,926 (collateralized by U.S. Treasury obligations: Total market value $510,000)	500,000	500,000
Fixed Income Clearing Corp
2.270%, dated 11/30/2018, matures 12/03/2018, repurchase price $1,400,265 (collateralized by U.S. Treasury obligations: Total market value $1,428,003)	1,400,000	1,400,000
HSBC Securities (USA) Inc.
2.270%, dated 11/30/2018, matures 12/03/2018, repurchase price $795,150 (collateralized by U.S. Treasury obligations: Total market value $811,053)	795,000	795,000
2.190%, dated 11/27/2018, matures 12/04/2018, repurchase price $750,319 (collateralized by U.S. Treasury obligations: Total market value $765,279)	750,000	750,000
2.190%, dated 11/28/2018, matures 12/06/2018, repurchase price $625,304 (collateralized by U.S. Treasury obligations: Total market value $637,695)	625,000	625,000
ING Financial Markets LLC
2.190%, dated 11/27/2018, matures 12/04/2018, repurchase price $300,128 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
2.210%, dated 11/20/2018, matures 12/04/2018, repurchase price $100,086 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
JP Morgan Securities, LLC
2.270%, dated 11/30/2018, matures 12/03/2018, repurchase price $200,038 (collateralized by U.S. Treasury obligations: Total market value $204,039)	200,000	200,000
Mizuho Securities (USA) LLC
2.100%, dated 11/30/2018, matures 12/03/2018, repurchase price $50,009 (collateralized by U.S. Treasury obligations: Total market value $51,000)	50,000	50,000
2.280%, dated 11/30/2018, matures 12/03/2018, repurchase price $800,152 (collateralized by U.S. Treasury obligations: Total market value $816,000)	800,000	800,000
RBC Dominion Securities Inc.
2.150%, dated 11/30/2018, matures 12/03/2018, repurchase price $70,013 (collateralized by U.S. Treasury obligations: Total market value $71,400)	70,000	70,000
2.280%, dated 11/30/2018, matures 12/03/2018, repurchase price $1,575,299 (collateralized by U.S. Treasury obligations: Total market value $1,606,500)	1,575,000	1,575,000

2.160%, dated 9/20/2018, matures 12/20/2018, repurchase price $301,638 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
2.160%, dated 9/14/2018, matures 12/20/2018, repurchase price $352,037 (collateralized by U.S. Treasury obligations: Total market value $357,000)	350,000	350,000
2.180%, dated 9/25/2018, matures 12/20/2018, repurchase price $301,562 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
Societe Generale SA
2.270%, dated 11/30/2018, matures 12/03/2018, repurchase price $500,095 (collateralized by U.S. Treasury obligations: Total market value $510,000)	500,000	500,000
2.210% (OBFR + 0.020%), dated 11/30/2018, matures 12/07/2018, repurchase price $765,322 (collateralized by U.S. Treasury obligations: Total market value $765,000) Δ	750,000	750,000
2.210% (OBFR + 0.020%), dated 11/30/2018, matures 12/07/2018, repurchase price $1,500,645 (collateralized by U.S. Treasury obligations: Total market value $1,530,000) Δ	1,500,000	1,500,000
TD Securities (USA) LLC
2.280%, dated 11/30/2018, matures 12/03/2018, repurchase price $500,095 (collateralized by U.S. Treasury obligations: Total market value $510,000)	500,000	500,000
Total U.S. Treasury Repurchase Agreements (Cost $18,014,311)		18,014,311

Total Investments - 100.7% (Cost $39,937,806)		39,937,806
Other Assets and Liabilities, Net - (0.7)%		(283,107)
Total Net Assets - 100.0%		$39,654,699

>	Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair value of the securities held in the fund are determined using amortized cost, which is compared to prices provided by independent pricing providers. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened and the board will determine what action, if any, to take. During the three-month period ended November 30, 2018, the difference between the aggregate market value and the aggregate amortized cost of all securities in the fund did not exceed 0.25% on any day of the period.

ʘ	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

Δ	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2018.

«	Security purchased on a when-issued basis. On November 30, 2018, the total cost of investments purchased or a when-issued basis was $50,000 or 0.1% of total net assets.

●	Security is a step up bond. The coupon increases at regular intervals until the bond reaches full maturity.

Ω	The rate shown is the annualized seven-day yield as of November 30, 2018.

Investment Abbreviations:
LIBOR	-	London Interbank Offered Rate
OBFR	-	Overnight Bank Funding Rate
SOFR	-	Secured Overnight Financing Rate
USD	-	U.S. Dollar

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

As of November 30, 2018, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
U.S. Government Agency Debt	$—	$18,487,031	$—	$18,487,031
U.S. Treasury Repurchase Agreements	—	18,014,311	—	18,014,311
U.S. Government Agency Repurchase Agreements	—	2,055,000	—	2,055,000
U.S. Treasury Debt	—	323,563	—	323,563
Investment Companies	1,057,901	—	—	1,057,901
Total Investments	$1,057,901	$38,879,905	$—	$39,937,806

During the three-month period ended November 30, 2018, there were no transfers between fair value levels, and the fund’s portfolio did not hold any securities deemed to be Level 3.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	Total
Repurchase Agreements
U.S. Government Agency	$2,055,000	$—	$2,055,000
U.S. Treasury	9,589,311	8,425,000	18,014,311
Total Borrowings	$11,644,311	$8,425,000	$20,069,311

Schedule of Investments November 30, 2018 (unaudited), all dollars rounded to thousands (000 omitted)

Institutional Prime Obligations Fund
DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 27.2%
Banco del Estado de Chile/NY
2.554% (1 Month LIBOR USD + 0.240%), 01/10/2019 Δ	$5,000	$5,001
2.527% (1 Month LIBOR USD + 0.190%), 01/28/2019 Δ	8,000	8,002
2.649% (1 Month LIBOR USD + 0.300%), 04/29/2019 Δ	8,000	8,000
2.699% (1 Month LIBOR USD + 0.350%), 05/29/2019 Δ	2,000	2,000
Bank of Montreal/Chicago
2.544% (1 Month LIBOR USD + 0.230%), 02/04/2019 Δ	5,000	5,002
2.484% (1 Month LIBOR USD + 0.170%), 06/05/2019 Δ	5,000	4,998
Banque Nationale de Paris/Chicago
2.555% (1 Month LIBOR USD + 0.240%), 01/09/2019 Δ	7,000	7,002
Canadian Imperial Bank of Commerce/NY
2.452% (1 Month LIBOR USD + 0.150%), 03/19/2019 Δ	3,000	3,000
2.499% (1 Month LIBOR USD + 0.200%), 05/01/2019 Δ	10,000	9,999
2.646% (1 Month LIBOR USD + 0.330%), 08/05/2019 Δ	6,000	6,000
Commonwealth Bank of Australia/NY
2.501% (1 Month LIBOR USD + 0.200%), 12/20/2018 Δ	5,000	5,001
2.457% (1 Month LIBOR USD + 0.140%), 04/08/2019 Δ	7,000	6,998
Cooperatieve Rabobank UA/NY
2.514% (1 Month LIBOR USD + 0.200%), 02/13/2019 Δ	9,000	9,003
2.434% (1 Month LIBOR USD + 0.120%), 03/11/2019 Δ	7,000	7,000
2.476% (1 Month LIBOR USD + 0.170%), 05/15/2019 Δ	5,000	4,998
Credit Agricole Corporate & Investment Bank/NY
2.622% (1 Month LIBOR USD + 0.320%), 05/20/2019 Δ	5,000	5,000
HSBC Bank USA NA
2.657% (1 Month LIBOR USD + 0.340%), 02/08/2019 Δ	3,000	3,002
2.598% (3 Month LIBOR USD + 0.090%), 04/26/2019 Δ	1,550	1,549
2.527% (1 Month LIBOR USD + 0.220%), 05/02/2019 Δ	8,000	8,000
Lloyds Bank Corp Markets/NY
2.502% (1 Month LIBOR USD + 0.200%), 04/17/2019 Δ	3,000	3,000
Mitsubishi UFJ Trust & Banking Corp/NY
2.574% (1 Month LIBOR USD + 0.260%), 01/03/2019 Δ	4,000	4,001
2.507% (1 Month LIBOR USD + 0.190%), 02/08/2019 Δ	6,000	6,002
2.506% (1 Month LIBOR USD + 0.200%), 04/15/2019 Δ	5,000	4,998
Mizuho Bank Ltd/NY
2.564% (1 Month LIBOR USD + 0.250%), 12/10/2018 Δ	4,000	4,000
2.546% (1 Month LIBOR USD + 0.230%), 01/07/2019 Δ	4,000	4,001
2.494% (1 Month LIBOR USD + 0.180%), 02/13/2019 Δ	2,000	2,000
2.498% (1 Month LIBOR USD + 0.180%), 03/06/2019 Δ	4,000	4,001
2.479% (1 Month LIBOR USD + 0.180%), 04/01/2019 Δ	4,000	4,000
Natixis/NY
2.564% (1 Month LIBOR USD + 0.250%), 12/10/2018 Δ	2,000	2,000
2.520% (1 Month LIBOR USD + 0.220%), 12/21/2018 Δ	5,000	5,001
2.484% (1 Month LIBOR USD + 0.170%), 04/10/2019 Δ	3,000	2,999
Nordea Bank AB/NY
2.300%, 12/18/2018	15,000	15,001
2.476% (1 Month LIBOR USD + 0.170%), 05/15/2019 Δ	5,000	4,998
2.484% (1 Month LIBOR USD + 0.170%), 06/13/2019 Δ	4,000	3,998
State Street Bank & Trust
2.565% (1 Month LIBOR USD + 0.250%), 04/22/2019 Δ	3,000	3,000
2.576% (1 Month LIBOR USD + 0.270%), 05/15/2019 Δ	7,000	7,000
Sumitomo Mitsui Banking Corp/NY
2.534% (1 Month LIBOR USD + 0.220%), 01/11/2019 Δ	3,000	3,001
2.535% (1 Month LIBOR USD + 0.190%), 01/30/2019 Δ	6,000	6,001
2.585% (1 Month LIBOR USD + 0.270%), 04/23/2019 Δ	3,000	3,000
2.607% (1 Month LIBOR USD + 0.300%), 05/02/2019 Δ	5,000	5,000
Sumitomo Mitsui Trust/NY
2.210%, 12/04/2018	25,000	25,000
2.446% (1 Month LIBOR USD + 0.130%), 12/07/2018 Δ	5,000	5,000
2.535% (1 Month LIBOR USD + 0.190%), 01/30/2019 Δ	8,000	8,002
Svenska Handelsbanken/NY
2.527% (1 Month LIBOR USD + 0.210%), 02/08/2019 Δ	7,000	7,002
2.477% (1 Month LIBOR USD + 0.160%), 03/08/2019 Δ	17,935	17,936
2.496% (1 Month LIBOR USD + 0.180%), 05/07/2019 Δ	5,000	4,999
Toronto Dominion Bank/NY
2.477% (3 Month LIBOR USD + 0.140%), 12/18/2018 Δ	4,000	4,000

2.525% (3 Month LIBOR USD + 0.080%), 01/18/2019 Δ	2,000	2,000
2.454% (1 Month LIBOR USD + 0.140%), 03/05/2019 Δ	2,000	2,000
2.615% (1 Month LIBOR USD + 0.300%), 07/22/2019 Δ	5,000	5,000
Wells Fargo Bank NA
2.515% (1 Month LIBOR USD + 0.220%), 12/03/2018 Δ	6,000	6,000
2.589% (3 Month LIBOR USD + 0.120%), 01/23/2019 Δ	2,000	2,000
2.564% (1 Month LIBOR USD + 0.250%), 02/01/2019 Δ	6,000	6,003
2.494% (1 Month LIBOR USD + 0.180%), 07/10/2019 Δ	10,000	9,992
Westpac Banking Corp/NY
2.516% (1 Month LIBOR USD + 0.200%), 12/07/2018 Δ	3,000	3,000
2.529% (1 Month LIBOR USD + 0.230%), 02/01/2019 Δ	2,000	2,001

Total Certificates of Deposit (Cost $316,486)		316,492

Non-Negotiable Time Deposits - 20.6%
Canadian Imperial Bank of Commerce, Cayman Islands Branch
2.130%, 12/03/2018	35,000	35,000
Credit Agricole Corporate & Investment Bank, New York Branch
2.150%, 12/03/2018	50,000	50,000
DNB Bank ASA, Cayman Islands Branch
2.140%, 12/03/2018	55,000	55,000
Natixis SA, Cayman Islands Branch
2.160%, 12/03/2018	45,000	45,000
Skandinaviska Enskilda Banken, Cayman Islands Branch
2.140%, 12/03/2018	55,000	55,000
Total Non-Negotiable Time Deposits (Cost $240,000)		240,000

Financial Company Commercial Paper - 15.9%
ANZ New Zealand International Ltd
2.454% (1 Month LIBOR USD + 0.140%), 04/05/2019 Δ ■	5,000	4,999
Bank of Nova Scotia
2.508% (1 Month LIBOR USD + 0.190%), 05/06/2019 Δ ■	7,000	6,999
BNZ International Funding
2.599% (3 Month LIBOR USD + 0.150%), 01/17/2019 Δ ■	2,000	2,000
Commonwealth Bank of Australia
2.532% (1 Month LIBOR USD + 0.230%), 01/18/2019 Δ ■	1,000	1,000
Credit Suisse/NY
2.366%, 12/20/2018 ʘ	5,000	4,994
Danske Corp
2.263%, 12/03/2018 ■ ʘ	5,000	4,999
HSBC USA Inc
2.532% (1 Month LIBOR USD + 0.230%), 01/17/2019 Δ ■	3,000	3,001
ING (US) Funding LLC
2.568% (3 Month LIBOR USD + 0.160%), 01/07/2019 Δ	6,000	6,001
2.632% (1 Month LIBOR USD + 0.310%), 05/28/2019 Δ	5,000	4,999
JP Morgan Securities LLC
2.564% (1 Month LIBOR USD + 0.250%), 02/12/2019 Δ ■	4,000	4,001
2.545% (1 Month LIBOR USD + 0.200%), 04/30/2019 Δ	10,000	9,992
Lloyds Bank PLC
2.566% (1 Month LIBOR USD + 0.250%), 12/07/2018 Δ	5,000	5,001
2.524% (1 Month LIBOR USD + 0.210%), 01/07/2019 Δ	5,000	5,001
2.450% (1 Month LIBOR USD + 0.150%), 02/21/2019 Δ	2,000	2,000
Macquarie Bank Ltd
2.313%, 12/21/2018 ■ ʘ	5,000	4,993
2.535% (1 Month LIBOR USD + 0.220%), 01/24/2019 Δ ■	4,000	4,001
2.738%, 02/12/2019 ■ ʘ	3,000	2,984
2.728%, 02/14/2019 ■ ʘ	4,000	3,977
2.616% (1 Month LIBOR USD + 0.300%), 05/07/2019 Δ ■	4,000	4,001
Massachusetts Mutual Life Insurance Co
2.354%, 12/18/2018 ■ ʘ	11,000	10,987
National Australia Bank Ltd
2.554% (1 Month LIBOR USD + 0.240%), 04/10/2019 Δ ■	4,543	4,544
2.544% (1 Month LIBOR USD + 0.230%), 04/11/2019 Δ ■	10,000	10,001
Ontario Teachers’ Finance Trust
2.614% (1 Month LIBOR USD + 0.300%), 01/11/2019 Δ ■	5,000	5,002
2.895%, 06/03/2019 ■ ʘ	7,475	7,365
2.910%, 06/25/2019 ■ ʘ	5,000	4,917
Suncorp Metway Ltd
2.512%, 01/09/2019 ■	4,000	3,989

2.512%, 01/29/2019 ■	5,000	4,979
2.563%, 03/04/2019 ■ ʘ	7,000	6,951
2.933%, 05/13/2019 ■ ʘ	3,000	2,960
2.943%, 05/15/2019 ■ ʘ	1,000	986
Toronto Dominion Bank
2.292%, 12/10/2018 ■ ʘ	5,000	4,997
2.554% (1 Month LIBOR USD + 0.240%), 04/12/2019 Δ ■	5,000	5,000
2.470% (1 Month LIBOR USD + 0.170%), 05/21/2019 Δ ■	4,000	3,997
UBS AG of London
2.617% (1 Month LIBOR USD + 0.300%), 12/10/2018 Δ ■	5,000	5,001
2.467% (1 Month LIBOR USD + 0.160%), 04/02/2019 Δ ■	10,000	9,999
Westpac Banking Corp
2.789% (3 Month LIBOR USD + 0.100%), 05/24/2019 Δ ■	5,000	5,000
2.512% (1 Month LIBOR USD + 0.210%), 09/19/2019 Δ ■	4,000	3,996
Total Financial Company Commercial Paper (Cost $185,643)		185,614

Asset Backed Commercial Paper - 13.0%
CAFCO LLC
2.263%, 12/12/2018 ■ ʘ	5,468	5,464
2.285%, 12/18/2018 ■ ʘ	14,000	13,983
2.666%, 02/04/2019 ■ ʘ	3,000	2,986
Chariot Funding LLC
2.470%, 01/29/2019 ■ ʘ	10,000	9,957
2.742%, 04/02/2019 ■ ʘ	3,000	2,971
Fairway Finance Corp
2.283%, 12/17/2018 ■ ʘ	10,000	9,989
2.482% (1 Month LIBOR USD + 0.180%), 01/18/2019 Δ ■	8,000	8,002
Gotham Funding Corp
2.284%, 12/11/2018 ■ ʘ	10,000	9,993
Kells Funding LLC
2.263%, 12/03/2018 ʘ	5,000	4,999
2.508%, 03/01/2019 ʘ	8,000	7,945
Liberty Street Funding LLC
2.273%, 12/04/2018 ■ ʘ	6,000	5,999
Longship Funding LLC
2.608%, 01/11/2019 ʘ	7,000	6,979
Manhattan Asset Funding Co
2.712%, 01/28/2019 ʘ	3,000	2,987
Manhattan Asset Funding Co LLC
2.291%, 12/07/2018 ■ ʘ	5,000	4,998
2.344%, 12/18/2018 ■ ʘ	10,000	9,988
Nieuw Amsterdam Receivables
2.616%, 02/01/2019 ■ ʘ	5,000	4,977
2.665%, 02/06/2019 ■ ʘ	10,000	9,950
Old Line Funding LLC
2.522% (1 Month LIBOR USD + 0.220%), 02/19/2019 Δ ■	5,000	5,000
2.464% (1 Month LIBOR USD + 0.150%), 03/04/2019 Δ ■	5,000	5,000
2.932%, 05/20/2019 ■ ʘ	2,000	1,972
2.492% (1 Month LIBOR USD + 0.190%), 06/17/2019 Δ ■	9,000	8,995
Starbird Funding Corp
2.200%, 12/03/2018 ʘ	4,000	3,999
Thunder Bay Funding Corp
2.522% (1 Month LIBOR USD + 0.220%), 02/19/2019 Δ ■	5,000	5,002
Total Asset Backed Commercial Paper (Cost $152,170)		152,135

Non-Financial Company Commercial Paper - 2.5%
Total Capital Canada Ltd
2.190%, 12/03/2018 ■ ʘ	5,000	4,999
Toyota Credit Canada Inc
2.536% (1 Month LIBOR USD + 0.230%), 07/10/2019 Δ	5,000	4,999
Toyota Motor Credit Corp
2.534% (1 Month LIBOR USD + 0.220%), 12/03/2018 Δ	3,000	3,000
2.631% (3 Month LIBOR USD + 0.090%), 04/26/2019 Δ	10,000	10,000
Toyota Motor Finance Netherlands BV
2.542% (1 Month LIBOR USD + 0.220%), 01/23/2019 Δ	6,000	6,002
Total Non-Financial Company Commercial Paper (Cost $29,000)		29,000

Variable Rate Demand Notes # - 1.1%
Broward County, Florida, Embraer Aircraft Holding Inc Project, Series 2007B (LOC: Citibank)
2.260%, 04/01/2035	5,500	5,500
Massachusetts Development Finance Agency, Babson College Issue, Series 2008B (LOC: Bank of America)
2.250%, 10/01/2031	7,825	7,825
Total Variable Rate Demand Notes (Cost $13,325)		13,325

Other Instruments - 0.9%
Bank of America NA
2.448% (3 Month LIBOR USD + 0.050%), 04/02/2019 Δ	3,000	3,000
PNC Bank NA
2.717% (3 Month LIBOR USD + 0.400%), 12/07/2018 Δ	7,000	7,000

Total Other Instruments (Cost $10,000)		10,000

Other Repurchase Agreements - 17.3%
BNP Paribas SA
2.420% (OBFR + 0.230%), dated 11/30/2018, matures 12/03/2018, repurchase price $12,002 (collateralized by various securities: Total market value $12,600) Δ ∞	12,000	12,000
2.490% (OBFR + 0.300%), dated 11/30/2018, matures 01/04/2019, repurchase price $15,036 (collateralized by various securities: Total market value $15,750) Δ	15,000	15,000
Credit Suisse Securities (USA) LLC
2.340% (OBFR + 0.150%), dated 11/27/2018, matures 12/04/2018, repurchase price $15,007 (collateralized by various securities: Total market value $15,756) Δ	15,000	15,000
HSBC Securities (USA) Inc.
2.290% (OBFR + 0.100%), dated 11/30/2018, matures 12/03/2018, repurchase price $34,006 (collateralized by various securities: Total market value $35,707) Δ	34,000	34,000
ING Financial Markets LLC
2.290% (OBFR + 0.100%), dated 11/30/2018, matures 12/03/2018, repurchase price $26,005 (collateralized by various securities: Total market value $27,300) Δ	26,000	26,000
JP Morgan Securities, LLC
2.620% (OBFR + 0.270%), dated 11/30/2018, matures 01/04/2019, repurchase price $15,038 (collateralized by various securities: Total market value $15,786) Δ ∞	15,000	15,000
Merrill Lynch Pierce Fenner & Smith Inc
2.570% (OBFR + 0.380%), dated 11/30/2018, matures 01/04/2019, repurchase price $10,025 (collateralized by various securities: Total market value $10,500) Δ ∞	10,000	10,000
MUFG Securities Americas, Inc.
2.290% (OBFR + 0.100%), dated 11/30/2018, matures 12/03/2018, repurchase price $25,005 (collateralized by various securities: Total market value $26,250) Δ	25,000	25,000
Societe Generale SA
2.450% (OBFR + 0.260%), dated 11/30/2018, matures 12/03/2018, repurchase price $50,010 (collateralized by various securities: Total market value $52,500) Δ	50,000	50,000
Total Other Repurchase Agreements (Cost $202,000)		202,000

U.S. Treasury Repurchase Agreements - 1.6%
Bank of Nova Scotia
2.280%, dated 11/30/2018, matures 12/03/2018, repurchase price $6,877 (collateralized by U.S. Treasury obligations: Total market value $7,013)	6,876	6,876
Credit Agricole Corporate & Investment Bank
2.270%, dated 11/30/2018, matures 12/03/2018, repurchase price $11,253 (collateralized by U.S. Treasury obligations: Total market value $11,476)	11,251	11,251
Total U.S. Treasury Repurchase Agreements (Cost $18,127)		18,127

Total Investments - 100.1% (Cost $1,166,751)		1,166,693
Other Assets and Liabilities, Net - (0.1)%		(1,287)
Total Net Assets - 100.0%		$1,165,406

>	Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair value of the securities held in the fund are determined using amortized cost, which is compared to prices provided by independent pricing providers. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened and the board will determine what action, if any, to take. During the three-month period ended November 30, 2018, the difference between the aggregate market value and the aggregate amortized cost of all securities in the fund did not exceed 0.25% on any day of the period.

Δ	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2018.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of November 30, 2018, the value of these investments was $277,851 or 23.8% of total net assets.

ʘ	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

#	Adjustable Rate Security - The rate is determined by the Remarketing Agent.

∞	Illiquid Security - A security may be considered illiquid if it lacks a readily available market. As of November 30, 2018, the value of these investments was $37,000 or 3.2% of total net assets.

Investment Abbreviations:
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
OBFR	-	Overnight Bond Funding Rate
USD	-	U.S. Dollar

Summary of Fair Value Exposure

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2018, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Certificates of Deposit	$—	$316,492	$—	$316,492
Non-Negotiable Time Deposits	—	240,000	—	240,000
Other Repurchase Agreements	—	202,000	—	202,000
Financial Company Commercial Paper	—	185,614	—	185,614
Asset Backed Commercial Paper	—	152,135	—	152,135
Non-Financial Company Commercial Paper	—	29,000	—	29,000
U.S. Treasury Repurchase Agreements		18,127		18,127
Variable Rate Demand Notes	—	13,325	—	13,325
Other Instruments	—	10,000	—	10,000
Total Investments	$—	$1,166,693	$—	$1,166,693

During the three-month period ended November 30, 2018, there were no transfers between fair value levels, and the fund’s portfolio did not hold any securities deemed to be Level 3.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	31-90 Days	Total
Repurchase Agreements
Other	$147,000	$15,000	$40,000	$202,000
U.S. Treasury	18,127	—	—	18,127
Total Borrowings	$165,127	$15,000	$40,000	$220,127

Schedule of Investments November 30, 2018 (unaudited), all dollars rounded to thousands (000 omitted)

Retail Prime Obligations Fund
DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 23.2%
Banco del Estado de Chile/NY
2.554% (1 Month LIBOR USD + 0.240%), 01/10/2019 Δ	$5,000	$5,000
2.527% (1 Month LIBOR USD + 0.190%), 01/28/2019 Δ	15,000	15,000
2.699% (1 Month LIBOR USD + 0.350%), 05/29/2019 Δ	10,000	10,000
Bank of Montreal/Chicago
2.544% (1 Month LIBOR USD + 0.230%), 02/04/2019 Δ	20,000	20,000
2.484% (1 Month LIBOR USD + 0.170%), 06/05/2019 Δ	15,000	15,000
Banque Nationale de Paris/Chicago
2.555% (1 Month LIBOR USD + 0.240%), 01/09/2019 Δ	23,000	23,000
Canadian Imperial Bank of Commerce/NY
2.664% (1 Month LIBOR USD + 0.350%), 12/04/2018 Δ	15,000	15,000
Commonwealth Bank of Australia/NY
2.457% (1 Month LIBOR USD + 0.140%), 04/08/2019 Δ	25,000	25,000
Cooperatieve Rabobank UA/NY
2.514% (1 Month LIBOR USD + 0.200%), 02/13/2019 Δ	20,000	20,000
2.434% (1 Month LIBOR USD + 0.120%), 03/11/2019 Δ	20,000	20,000
2.476% (1 Month LIBOR USD + 0.170%), 05/15/2019 Δ	20,000	20,000
Credit Suisse/NY
2.510% (SOFR + 0.270%), 04/04/2019 Δ	15,000	15,000
HSBC Bank USA NA
2.457% (3 Month LIBOR USD + 0.140%), 12/07/2018 Δ	5,800	5,800
2.657% (1 Month LIBOR USD + 0.340%), 02/08/2019 Δ	25,000	25,000
2.527% (1 Month LIBOR USD + 0.220%), 05/02/2019 Δ	20,000	20,000
Mitsubishi UFJ Trust & Banking Corp/NY
2.507% (1 Month LIBOR USD + 0.190%), 02/08/2019 Δ	25,000	25,000
Mizuho Bank Ltd/NY
2.564% (1 Month LIBOR USD + 0.250%), 12/10/2018 Δ	15,000	15,000
2.546% (1 Month LIBOR USD + 0.230%), 01/07/2019 Δ	5,000	5,000
2.494% (1 Month LIBOR USD + 0.180%), 02/13/2019 Δ	5,000	5,000
2.498% (1 Month LIBOR USD + 0.180%), 03/06/2019 Δ	17,000	17,000
Natixis/NY
2.280%, 12/04/2018	10,000	10,000
2.564% (1 Month LIBOR USD + 0.250%), 12/10/2018 Δ	10,000	10,000
2.520% (1 Month LIBOR USD + 0.220%), 12/21/2018 Δ	10,000	10,000
Nordea Bank AB/NY
2.300%, 12/18/2018	20,000	20,000
2.446% (3 Month LIBOR USD + 0.010%), 04/16/2019 Δ	20,000	20,000
2.476% (1 Month LIBOR USD + 0.170%), 05/15/2019 Δ	5,000	5,000
Sumitomo Mitsui Banking Corp/NY
2.534% (1 Month LIBOR USD + 0.220%), 01/11/2019 Δ	5,000	5,000
2.535% (1 Month LIBOR USD + 0.190%), 01/30/2019 Δ	20,000	20,000
Sumitomo Mitsui Trust/NY
2.210%, 12/04/2018	50,000	50,000
2.446% (1 Month LIBOR USD + 0.130%), 12/07/2018 Δ	25,000	25,000
2.535% (1 Month LIBOR USD + 0.190%), 01/30/2019 Δ	20,000	20,000
Svenska Handelsbanken/NY
2.527% (1 Month LIBOR USD + 0.210%), 02/08/2019 Δ	20,000	20,000
2.496% (1 Month LIBOR USD + 0.180%), 05/07/2019 Δ	14,000	14,000
Toronto Dominion Bank/NY
2.536% (1 Month LIBOR USD + 0.230%), 12/17/2018 Δ	15,000	15,000
2.525% (3 Month LIBOR USD + 0.080%), 01/18/2019 Δ	8,000	8,000
2.454% (1 Month LIBOR USD + 0.140%), 03/05/2019 Δ	25,000	25,000
Wells Fargo Bank NA
2.515% (1 Month LIBOR USD + 0.220%), 12/03/2018 Δ	14,000	14,000
2.589% (3 Month LIBOR USD + 0.120%), 01/23/2019 Δ	8,000	8,000
2.564% (1 Month LIBOR USD + 0.250%), 02/01/2019 Δ	10,000	10,000
2.494% (1 Month LIBOR USD + 0.180%), 07/10/2019 Δ	10,000	10,000
Westpac Banking Corp/NY
2.516% (1 Month LIBOR USD + 0.200%), 12/07/2018 Δ	20,000	20,000
2.529% (1 Month LIBOR USD + 0.230%), 02/01/2019 Δ	5,000	5,000
Total Certificates of Deposit (Cost $664,800)		664,800

Asset Backed Commercial Paper - 17.0%
CAFCO LLC
2.263%, 12/12/2018 ʘ ■	12,000	11,993
2.300%, 12/13/2018 ʘ ■	32,000	31,980
2.313%, 12/14/2018 ʘ ■	10,000	9,993
2.774%, 03/22/2019 ʘ ■	25,000	24,792
Chariot Funding LLC
2.309%, 12/03/2018 ʘ ■	10,000	10,000
2.470%, 01/29/2019 ʘ ■	15,000	14,942

Fairway Finance Corp
2.270%, 12/12/2018 ʘ ■	4,000	3,998
Gotham Funding Corp
2.322%, 12/10/2018 ʘ ■	12,000	11,994
2.284%, 12/11/2018 ʘ ■	20,000	19,990
Kells Funding LLC
2.263%, 12/03/2018 ʘ	35,000	35,000
2.263%, 12/11/2018 ʘ	25,000	24,987
Liberty Street Funding LLC
2.273%, 12/04/2018 ʘ ■	26,000	25,998
2.409%, 01/16/2019 ʘ ■	10,000	9,971
Longship Funding LLC
2.326%, 12/03/2018 ʘ ■	10,000	10,000
2.272%, 12/07/2018 ʘ ■	15,000	14,996
2.283%, 12/17/2018 ʘ ■	25,000	24,978
2.273%, 12/18/2018 ʘ ■	25,000	24,976
2.628%, 01/11/2019 ʘ	10,000	9,972
Manhattan Asset Funding Co
2.292%, 12/06/2018 ʘ ■	20,000	19,996
2.366%, 12/10/2018 ʘ ■	3,500	3,499
2.712%, 01/28/2019 ʘ	10,000	9,958
Nieuw Amsterdam Receivables
2.345%, 12/03/2018 ʘ ■	30,000	30,000
2.334%, 12/04/2018 ʘ ■	15,000	14,999
Old Line Funding LLC
2.522% (1 Month LIBOR USD + 0.220%), 02/19/2019 Δ ■	25,000	25,000
2.464% (1 Month LIBOR USD + 0.150%), 03/04/2019 Δ ■	20,000	20,000
Starbird Funding Corp
2.200%, 12/03/2018 ʘ	10,000	10,000
2.260%, 12/10/2018 ʘ ■	9,000	8,996
Thunder Bay Funding Corp
2.522% (1 Month LIBOR USD + 0.220%), 02/19/2019 Δ ■	25,000	25,000
Total Asset Backed Commercial Paper (Cost $488,008)		488,008

Financial Company Commercial Paper - 16.9%
ANZ New Zealand International Ltd
2.454% (1 Month LIBOR USD + 0.140%), 04/05/2019 Δ ■	20,000	20,000
ASB Finance Ltd/London
2.558% (3 Month LIBOR USD + 0.150%), 01/04/2019 Δ ■	10,000	10,000
2.466% (1 Month LIBOR USD + 0.150%), 02/07/2019 Δ ■	15,000	14,999
Bank of Nova Scotia
2.508% (1 Month LIBOR USD + 0.190%), 05/06/2019 Δ ■	20,000	20,000
BNZ International Funding
2.599% (3 Month LIBOR USD + 0.150%), 01/17/2019 Δ ■	25,000	25,000
CDP Financial Inc
2.305%, 12/11/2018 ʘ ■	10,000	9,995
Credit Suisse/NY
2.368%, 12/17/2018 ʘ	5,000	4,995
Danske Corp
2.263%, 12/03/2018 ʘ ■	15,000	15,000
HSBC USA Inc
2.532% (1 Month LIBOR USD + 0.230%), 01/17/2019 Δ ■	7,000	7,000
ING (US) Funding LLC
2.568% (3 Month LIBOR USD + 0.160%), 01/07/2019 Δ	4,000	4,001
JP Morgan Securities LLC
2.564% (1 Month LIBOR USD + 0.250%), 02/12/2019 Δ ■	26,000	26,000
2.545% (1 Month LIBOR USD + 0.200%), 04/30/2019 Δ	23,000	23,000
Lloyds Bank PLC
2.524% (1 Month LIBOR USD + 0.210%), 01/07/2019 Δ	14,000	14,000
2.450% (1 Month LIBOR USD + 0.150%), 02/21/2019 Δ	2,000	2,000
Macquarie Bank Ltd
2.323%, 12/06/2018 ʘ ■	20,000	19,996
2.535% (1 Month LIBOR USD + 0.220%), 01/24/2019 Δ ■	24,000	24,000
2.850%, 06/03/2019 ʘ	10,000	9,855
Massachusetts Mutual Life Insurance Co
2.334%, 12/06/2018 ʘ ■	25,000	24,995
National Australia Bank Ltd
2.544% (1 Month LIBOR USD + 0.230%), 04/11/2019 Δ ■	20,000	20,000
Natixis/NY
2.342%, 12/03/2018 ʘ	20,000	20,000
2.317%, 12/05/2018 ʘ	14,370	14,368
Ontario Teachers’ Finance Trust
2.281%, 12/03/2018 ʘ ■	2,600	2,600
2.284%, 12/05/2018 ʘ ■	11,400	11,399
2.614% (1 Month LIBOR USD + 0.300%), 01/11/2019 Δ ■	15,000	15,000
PSP Capital Inc
2.284%, 12/07/2018 ʘ ■	15,000	14,996
2.281%, 12/14/2018 ʘ ■	15,000	14,990

Suncorp Metway Ltd
2.563%, 03/04/2019 ʘ ■	15,000	14,904
2.583%, 03/25/2019 ʘ ■	5,000	4,960
2.665%, 04/08/2019 ʘ ■	5,000	4,954
Toronto Dominion Bank
2.292%, 12/10/2018 ʘ ■	10,000	9,996
2.554% (1 Month LIBOR USD + 0.240%), 04/12/2019 Δ ■	15,000	15,000
2.470% (1 Month LIBOR USD + 0.170%), 05/21/2019 Δ ■	11,000	11,000
UBS AG of London
2.614% (1 Month LIBOR USD + 0.300%), 12/05/2018 Δ ■	30,000	30,000
2.517% (3 Month LIBOR USD + 0.190%), 12/10/2018 Δ ■	7,370	7,370
Total Financial Company Commercial Paper (Cost $486,373)		486,373

Non-Negotiable Time Deposits - 12.9%
Credit Agricole Corporate & Investment Bank, New York Branch
2.150%, 12/03/2018	49,447	49,447
DNB Bank ASA, Cayman Islands Branch
2.140%, 12/03/2018	125,000	125,000
Natixis SA, Cayman Islands Branch
2.160%, 12/03/2018	70,000	70,000
Skandinaviska Enskilda Banken, Cayman Islands Branch
2.140%, 12/03/2018	125,000	125,000
Total Non-Negotiable Time Deposits (Cost $369,447)		369,447

Non-Financial Company Commercial Paper - 10.3%
Exxon Mobil Corp
2.233%, 12/18/2018 ʘ	20,000	19,981
Nestle Capital Corp
2.305%, 12/03/2018 ʘ ■	5,000	5,000
Novartis Finance Corp
2.283%, 12/06/2018 ʘ ■	25,000	24,995
2.277%, 12/07/2018 ʘ ■	37,000	36,991
2.287%, 12/11/2018 ʘ ■	10,550	10,545
Ontario (Province of)
2.284%, 12/07/2018 ʘ	20,000	19,995
Total Capital Canada Ltd
2.231%, 12/04/2018 ʘ ■	15,315	15,314
Toyota Credit Canada Inc
2.536% (1 Month LIBOR USD + 0.230%), 07/10/2019 Δ	10,000	10,000
Toyota Motor Credit Corp
2.534% (1 Month LIBOR USD + 0.220%), 12/03/2018 Δ	12,000	12,000
Toyota Motor Finance Netherlands BV
2.614% (1 Month LIBOR USD + 0.300%), 12/07/2018 Δ	20,000	20,000
2.542% (1 Month LIBOR USD + 0.220%), 01/23/2019 Δ	13,000	13,000
Walmart Inc
2.315%, 12/03/2018 ʘ ■	15,000	15,000
2.317%, 12/04/2018 ʘ ■	27,000	26,998
2.294%, 12/07/2018 ʘ ■	35,000	34,991
2.273%, 12/18/2018 ʘ ■	30,000	29,972
Total Non-Financial Company Commercial Paper (Cost $294,782)		294,782

Other Instruments - 1.0%
Bank of America NA
2.526% (1 Month LIBOR USD + 0.220%), 01/15/2019 Δ	15,000	15,000
UBS AG London
2.637% (3 Month LIBOR USD + 0.320%), 12/07/2018 Δ ■	13,390	13,391
Total Other Instruments (Cost $28,391)		28,391

Variable Rate Demand Note # - 0.5%
Mayor and City Council of Baltimore, Maryland, Baltimore City Parking System Facilities, Series 2008 (LOC: Bank of America)
2.250%, 07/01/2032	14,300	14,300
(Cost $14,300)

Other Repurchase Agreements - 17.7%
BNP Paribas SA
2.420% (OBFR + 0.230%), dated 11/30/2018, matures 12/03/2018, repurchase price $47,009 (collateralized by various securities: Total market value $49,350)	47,000	47,000
2.490% (OBFR + 0.300%), dated 11/07/2018, matures 12/12/2018, repurchase price $10,024 (collateralized by various securities: Total market value $10,506) ∞	10,000	10,000
2.490% (OBFR + 0.300%), dated 11/30/2018, matures 01/04/2019, repurchase price $5,012 (collateralized by various securities: Total market value $5,251) ∞	5,000	5,000
Credit Suisse Securities (USA) LLC
2.340% (OBFR + 0.150%), dated 11/27/2018, matures 12/04/2018, repurchase price $40,018 (collateralized by various securities: Total market value $42,016)	40,000	40,000

2.747% (OBFR + 0.400%), dated 11/30/2018, matures 01/04/2019, repurchase price $20,053 (collateralized by various securities: Total market value $21,005) ∞	20,000	20,000
HSBC Securities (USA) Inc.
2.390% (OBFR + 0.200%), dated 11/30/2018, matures 12/03/2018, repurchase price $55,011 (collateralized by various securities: Total market value $57,762)	55,000	55,000
ING Financial Markets LLC
2.290% (OBFR + 0.100%), dated 11/30/2018, matures 12/03/2018, repurchase price $67,013 (collateralized by various securities: Total market value $70,350)	67,000	67,000
JP Morgan Securities, LLC
2.620% (OBFR + 0.270%), dated 11/30/2018, matures 01/04/2019, repurchase price $30,076 (collateralized by various securities: Total market value $31,572) ∞	30,000	30,000
Merrill Lynch, Pierce, Fenner & Smith Incorporated
2.510% (OBFR + 0.320%), dated 11/30/2018, matures 03/05/2019, repurchase price $25,166 (collateralized by various securities: Total market value $26,250) ∞	25,000	25,000
MUFG Securities Americas, Inc.
2.290% (OBFR + 0.100%), dated 11/30/2018, matures 12/03/2018, repurchase price $74,014 (collateralized by various securities: Total market value $77,700)	74,000	74,000
Societe Generale SA
2.450% (OBFR + 0.260%), dated 11/30/2018, matures 12/03/2018, repurchase price $135,028 (collateralized by various securities: Total market value $141,750)	135,000	135,000
Total Other Repurchase Agreements (Cost $508,000)		508,000

U.S. Treasury Repurchase Agreements - 1.0%
Bank of Nova Scotia
2.280%, dated 11/30/2018, matures 12/03/2018, repurchase price $10,862 (collateralized by U.S. Treasury obligations: Total market value $11,077)	10,860	10,860
Credit Agricole Corporate & Investment Bank
2.270%, dated 11/30/2018, matures 12/03/2018, repurchase price $17,774 (collateralized by U.S. Treasury obligations: Total market value $18,126)	17,770	17,770
Total U.S. Treasury Repurchase Agreements (Cost $28,630)		28,630

Total Investments - 100.5% (Cost $2,882,731)		2,882,731
Other Assets and Liabilities, Net - (0.5)%		(13,237)
Total Net Assets - 100.0%		$2,869,494

>	Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair value of the securities held in the fund are determined using amortized cost, which is compared to prices provided by independent pricing providers. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened and the board will determine what action, if any, to take. During the three-month period ended November 30, 2018, the difference between the aggregate market value and the aggregate amortized cost of all securities in the fund did not exceed 0.25% on any day of the period.

Δ	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2018.

ʘ	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of November 30, 2018, the value of these investments was $1,005,442 or 35.0% of total net assets.

#	Adjustable Rate Security - The rate is determined by the Remarketing Agent.

∞	Illiquid Security - A security may be considered illiquid if it lacks a readily available market. As of November 30, 2018, the value of these investments was $90,000 or 3.1% of total net assets.

Investment Abbreviations:
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
OBFR	-	Overnight Bank Funding Rate
SOFR	-	Secured Overnight Financing Rate
USD	-	U.S. Dollar

Summary of Fair Value Exposure

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

As of November 30, 2018, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Certificates of Deposit	$—	$664,800	$—	$664,800
Other Repurchase Agreements	—	508,000	—	508,000
Asset Backed Commercial Paper	—	488,008	—	488,008
Financial Company Commercial Paper	—	486,373	—	486,373
Non-Negotiable Time Deposits	—	369,447	—	369,447
Non-Financial Company Commercial Paper	—	294,782	—	294,782
U.S. Treasury Repurchase Agreements	—	28,630	—	28,630
Other Instruments	—	28,391	—	28,391
Variable Rate Demand Note	—	14,300	—	14,300
Total Investments	$—	$2,882,731	$—	$2,882,731

During the three-month period ended November 30, 2018, there were no transfers between fair value levels, and the fund’s portfolio did not hold any securities deemed to be Level 3.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	31-90 Days	Over 91 Days	Total
Repurchase Agreements
Other	$378,000	$50,000	$55,000	$25,000	$508,000
U.S. Treasury	28,630	—	—	—	28,630
Total Borrowings	$406,630	$50,000	$55,000	$25,000	$536,630

Schedule of Investments November 30, 2018 (unaudited), all dollars rounded to thousands (000 omitted)

Retail Tax Free Obligations Fund
DESCRIPTION	PAR	VALUE >
Variable Rate Demand Notes # - 75.0%
Alaska - 1.5%
City of Valdez, Alaska, Marine Terminal Revenue Refunding Bonds, Exxon Pipeline Company Project, 1993 Series A
1.700%, 12/01/2033	$235	$235
City of Valdez, Alaska, Marine Terminal Revenue Refunding Bonds, Exxon Pipeline Company Project, 1993 Series B
1.700%, 12/01/2033	4,245	4,245
City of Valdez, Alaska, Marine Terminal Revenue Refunding Bonds, Exxon Pipeline Company Project, 1993 Series C
1.700%, 12/01/2033	820	820
		5,300
Arizona - 2.6%
Arizona Health Facilities Authority, Banner Health, Series 2015B (LOC: MUFG Bank Ltd.)
1.730%, 01/01/2046	510	510
Arizona Health Facilities Authority, Catholic Healthcare West Loan Program, 2008 Series A (LOC: JPMorgan Chase Bank)
1.680%, 07/01/2035	9,000	9,000
		9,510
Colorado - 3.2%
Colorado Educational & Cultural Facilities Authority, National Jewish Federation Bond Program, Series B-5 (LOC: TD Bank)
1.740%, 01/01/2039	5,925	5,925
Colorado Educational & Cultural Facilities Authority, The Nature Conservancy, Series 2002A
1.690%, 07/01/2027	5,600	5,600
		11,525
Connecticut - 2.3%
State of Connecticut Health and Educational Facilities Authority, Greenwich Hospital Issue, Series C (LOC: Bank of America)
1.700%, 07/01/2026	8,375	8,375

District of Columbia - 1.3%
District of Columbia, Progressive Life Center, Series 2008A (LOC: Branch Banking & Trust)
1.700%, 01/01/2033	1,985	1,985
District of Columbia, The Pew Charitable Trusts Issue, Series 2008A (LOC: PNC Bank)
1.670%, 04/01/2038	2,775	2,775
		4,760
Florida - 1.1%
Orange County Health Facilities Authority, Orlando Regional Healthcare, Series 2008E (LOC: Branch Banking & Trust)
1.720%, 10/01/2026	3,800	3,800

Illinois - 13.8%
Illinois Education Facilities Authority, Newberry Library, Series 1988 (LOC: Northern Trust Company)
1.680%, 03/01/2028	1,100	1,100
Illinois Finance Authority, Elmhurst Memorial Healthcare, Series 2008D (LOC: Bank of America)
1.680%, 01/01/2048	5,000	5,000
Illinois Finance Authority, Richard Driehaus Foundation, Series 2005 (LOC: Northern Trust Company)
1.750%, 02/01/2035	12,100	12,100
Illinois Finance Authority, The Latin School of Chicago Project, Series 2005A (LOC: JPMorgan Chase Bank)
1.680%, 08/01/2028	9,410	9,410
Illinois Housing Development Authority, Multi-Family Housing Revenue Bonds, Series 2008 (GTD: FHLMC)
1.850%, 08/01/2038	7,145	7,145
University of Illinois Health Services Facilities System Revenue Bonds, Series 1997B (LOC: Wells Fargo Bank)
1.680%, 10/01/2026	4,100	4,100
University of Illinois, UIC South Campus Development Project Revenue Refunding Bonds, Series 2008 (LOC: JPMorgan Chase Bank)
1.680%, 01/15/2022	10,955	10,955
		49,810
Indiana - 0.1%
Indiana Finance Authority, Parkview Health System Obligated Group, Series 2009C (LOC: Sumitomo Mitsui Bank)
1.690%, 11/01/2039	395	395

Louisiana - 5.4%
Louisiana Public Facilities Authority, CHRISTUS Health, Series 2009B-2 (LOC: Bank of New York Mellon)
1.720%, 07/01/2047	4,175	4,175
Louisiana Public Facilities Authority, CHRISTUS Health, Series 2009B-3 (LOC: Bank of New York Mellon)
1.680%, 07/01/2047	3,125	3,125
Parish of St. James, Louisiana, Nustar Logistics, L.P. Project, Series 2010B (LOC: MUFG Bank Ltd.)
1.720%, 12/01/2040	12,070	12,070
		19,370
Maryland - 1.6%
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wells Fargo Bank)
1.650%, 07/01/2034	5,800	5,800

Michigan - 2.4%
State Building Authority, State of Michigan, Series I (LOC: Citibank)
1.690%, 10/15/2052	8,565	8,565

Minnesota - 5.8%
City of Minnetonka, The Cliffs at Ridgedale, Series 1995 (GTD: FNMA)
1.770%, 09/15/2025	8,150	8,150

Minneapolis and St. Paul Minnesota Housing and Redevelopment Authority, Allina Health C1 (LOC: Wells Fargo Bank)
1.690%, 11/15/2034	4,125	4,125
Minnesota Higher Education Facilities Authority, Macalester College, Series Five-Q
1.760%, 03/01/2033	5,110	5,110
Minnesota Higher Education Facilities Authority, Macalester College, Series Three-Z
1.760%, 03/01/2024	3,400	3,400
		20,785
Mississippi - 4.7%
Mississippi Business Finance Corporation, Chevron USA Inc Project, Series 2009E
1.720%, 12/01/2030	14,000	14,000
Mississippi Business Finance Corporation, Chevron USA Inc Project, Series 2010L
1.720%, 11/01/2035	2,955	2,955
		16,955
Nevada - 0.2%
Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series 2008D-1 (LOC: Sumitomo Mitsui Bank)
1.700%, 07/01/2036	635	635

New York - 6.6%
Dormitory Authority of the State of New York Mental Health Services Facilities Improvement Revenue Bonds, Series 2003D-2H (LOC: Royal Bank of Canada)
1.690%, 02/15/2031	8,700	8,700
The City of New York, General Obligation Bonds, Fiscal 2012 Series A-4 (LOC: MUFG Bank Ltd.)
1.690%, 08/01/2038	15,000	15,000
		23,700
Ohio - 7.3%
City of Blue Ash, Ursuline Academy of Cincinnati, Series 2008 (LOC: PNC Bank)
1.690%, 06/01/2031	10,590	10,590
City of Middletown, Ohio, Hospital Facilities, Atrium Medical Center Obligated Group, Series 2008A (LOC: PNC Bank)
1.690%, 11/15/2039	9,545	9,545
County of Hamilton, Ohio, St. Xavier High School Project, Series 2003 (LOC: PNC Bank)
1.690%, 04/01/2028	6,035	6,035
		26,170
Pennsylvania - 0.2%
Township of Derry Industrial and Commercial Development Authority, Arena Project, Hershey, Pennsylvania, Series A of 2000 (LOC: PNC Bank)
1.670%, 11/01/2030	750	750

Tennessee - 1.3%
The Public Building Authority of Sevier County, Tennessee, Revenue Program B, Series V-C-1 (GTD: FHLB) (LOC: Smartbank)
1.720%, 06/01/2025	4,480	4,480

Texas - 2.2%
Lower Neches Valley Authority Industrial Development Corp, ExxonMobil Project, Series 2011
1.710%, 11/01/2051	2,600	2,600
Tarrant County Cultural Education Facilities Finance Corp, Methodist Hospitals of Dallas Project, Series 2008A (LOC: TD Bank)
1.700%, 10/01/2041	5,420	5,420
		8,020
Virginia - 6.6%
Industrial Development Authority of Loudoun County, Virginia, Howard Hughes Medical Institute Issue, Series, 2003B
1.710%, 02/15/2038	6,130	6,130
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute, Series 2003F
1.710%, 02/15/2038	10,480	10,480
Portsmouth Redevelopment & Housing Authority, Phoebus Square Apartments, Series 2008 (GTD: FHLMC)
1.750%, 04/01/2048	7,200	7,200
		23,810
West Virginia - 4.7%
West Virginia Hospital Finance Authority, Cabell Huntington Hospital, Inc, Series 2008B (LOC: Branch Banking & Trust)
1.720%, 01/01/2034	17,000	17,000

Wyoming - 0.1%
Sweetwater County, Wyoming Pollution Control Revenue, PacifiCorp Project, Series 1994 (LOC: Bank of Nova Scotia)
1.720%, 11/01/2024	400	400
Total Variable Rate Demand Notes (Cost $269,915)		269,915

Non-Financial Company Commercial Paper - 14.4%
Connecticut State Health & Educational Facility Authority
1.730%, 12/07/2018	14,000	14,000
Texas Technical University
1.790%, 01/04/2019	14,000	14,000
University of Michigan
1.740%, 12/11/2018	10,000	10,000
University of Texas System
1.700%, 12/17/2018	14,000	14,000
Total Non-Financial Company Commercial Paper (Cost $52,000)		52,000

Other Municipal Securities - 4.2%
Arlington Independent School District, Tarrant County, Texas, Series 2018 (PSF-GTD)
4.000%, 02/15/2019	5,035	5,057

Hamilton Southeastern Consolidated School Building Corp, Hamilton County, Indiana, Series 2018
3.000%, 12/15/2018	2,550	2,551
Rockwall Independent School District, Rockwall, Kaufman and Collin Counties, Texas, Series 2013 (PSF-GTD)
5.000%, 02/15/2019	2,750	2,767
State of Washington, Series 2018C
5.000%, 02/01/2019	4,765	4,790
Total Other Municipal Securities (Cost $15,165)		15,165

Tender Option Bonds # - 3.7%
Tender Option Bond Trust Floaters, Series 2018 - XF2692 (LOC: Citibank)
1.710%, 07/01/2042 ■	4,190	4,190
Tender Option Bond Trust Floaters, Series 2018 - XF2703 (LOC: Citibank)
1.720%, 12/01/2046 ■	4,000	4,000
Tender Option Bond Trust Floaters, Series 2018 - XM0694 (LOC: Citibank)
1.720%, 08/01/2042 ■	4,985	4,985
Total Tender Option Bonds (Cost $13,175)		13,175

Total Investments - 97.3% (Cost $350,255)		350,255
Other Assets and Liabilities, Net - 2.7%		9,718
Total Net Assets - 100.0%		$359,973

>	Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair value of the securities held in the fund are determined using amortized cost, which is compared to prices provided by independent pricing providers. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened and the board will determine what action, if any, to take. During the three-month period ended November 30, 2018, the difference between the aggregate market value and the aggregate amortized cost of all securities in the fund did not exceed 0.25% on any day of the period.

#	Adjustable Rate Security - The rate is determined by the Remarketing Agent.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of November 30, 2018, the value of these investments was $13,175 or 3.7% of total net assets.

Investment Abbreviations:
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Association
FNMA		Federal National Mortgage Association
GTD	-	Guaranteed
LOC	-	Letter of Credit
PSF	-	Permanent School Fund

Summary of Fair Value Exposure

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

As of November 30, 2018, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Variable Rate Demand Notes	$—	$269,915	$—	$269,915
Non-Financial Commercial Paper	—	52,000	—	52,000
Other Municipal Securities	—	15,165	—	15,165
Tender Option Bonds		13,175		13,175
Total Investments	$—	$350,255	$—	$350,255

During the three-month period ended November 30, 2018, there were no transfers between fair value levels, and the fund’s portfolio did not hold any securities deemed to be Level 3.

Schedule of Investments November 30, 2018 (unaudited), all dollars rounded to thousands (000 omitted)

Treasury Obligations Fund
DESCRIPTION	PAR	VALUE >
U.S. Treasury Debt - 30.2%
U.S. Treasury Bills ⊗
1.599%, 12/11/2018	$100,000	$99,951
1.819%, 12/18/2018	15,000	14,986
2.242%, 03/21/2019	150,000	148,963
U.S. Treasury Notes
1.125%, 01/31/2019	150,000	149,809
1.250%, 01/31/2019	26,000	25,970
2.524% (3 Month U.S. Treasury Bill Money Market Yield + 0.140%), 01/31/2019 Δ	249,263	249,285
1.375%, 02/28/2019	100,000	99,784
1.500%, 02/28/2019	150,000	149,680
1.000%, 03/15/2019	275,000	274,030
2.454% (3 Month U.S. Treasury Bill Money Market Yield + 0.070%), 04/30/2019 Δ	51,650	51,677
1.125%, 05/31/2019	25,000	24,843
1.250%, 05/31/2019	225,000	223,665
1.500%, 05/31/2019	25,000	24,876
2.444% (3 Month U.S. Treasury Bill Money Market Yield + 0.060%), 07/31/2019 Δ	400,000	400,009
1.000%, 10/15/2019	70,000	68,968
2.432% (3 Month U.S. Treasury Bill Money Market Yield + 0.048%), 10/31/2019 Δ	335,000	335,019
1.000%, 11/15/2019	100,000	98,394
2.384% (3 Month U.S. Treasury Bill Money Market Yield + 0.000%), 01/31/2020 Δ	330,000	329,932
2.417% (3 Month U.S. Treasury Bill Money Market Yield + 0.033%), 04/30/2020 Δ	600,000	600,029
2.427% (3 Month U.S. Treasury Bill Money Market Yield + 0.043%), 07/31/2020 Δ	410,000	410,008
2.429% (3 Month U.S. Treasury Bill Money Market Yield + 0.045%), 10/31/2020 Δ	150,000	150,012
Total U.S. Treasury Debt (Cost $3,929,890)		3,929,890

U.S. Treasury Repurchase Agreements - 69.9%
Bank of Nova Scotia
2.280%, dated 11/30/2018, matures 12/03/2018, repurchase price $589,534 (collateralized by U.S. Treasury obligations: Total market value $601,211)	589,422	589,422
Barclays Capital Inc.
2.270%, dated 11/30/2018, matures 12/03/2018, repurchase price $100,019 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
BNP Paribas SA
2.280%, dated 11/30/2018, matures 12/03/2018, repurchase price $150,029 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
2.300%, dated 11/30/2018, matures 12/03/2018, repurchase price $300,058 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
2.200%, dated 11/28/2018, matures 12/06/2018, repurchase price $100,049 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
2.180%, dated 9/19/2018, matures 12/19/2018, repurchase price $150,827 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
2.210%, dated 9/24/2018, matures 12/20/2018, repurchase price $175,935 (collateralized by U.S. Treasury obligations: Total market value $178,500)	175,000	175,000
2.220%, dated 9/27/2018, matures 12/21/2018, repurchase price $100,524 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
2.220%, dated 9/26/2018, matures 12/21/2018, repurchase price $502,652 (collateralized by U.S. Treasury obligations: Total market value $510,000)	500,000	500,000
Credit Agricole Corporate & Investment Bank
2.200%, dated 10/3/2018, matures 12/03/2018, repurchase price $125,466 (collateralized by U.S. Treasury obligations: Total market value $127,500)	125,000	125,000
2.270%, dated 11/30/2018, matures 12/03/2018, repurchase price $964,692 (collateralized by U.S. Treasury obligations: Total market value $983,800)	964,510	964,510
2.300%, dated 11/29/2018, matures 12/28/2018, repurchase price $200,371 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
Fixed Income Clearing Corp
2.270%, dated 11/30/2018, matures 12/03/2018, repurchase price $600,114 (collateralized by U.S. Treasury obligations: Total market value $612,004)	600,000	600,000
HSBC Securities (USA) Inc.
2.270%, dated 11/30/2018, matures 12/03/2018, repurchase price $700,132 (collateralized by U.S. Treasury obligations: Total market value $714,135)	700,000	700,000
2.190%, dated 11/27/2018, matures 12/04/2018, repurchase price $250,106 (collateralized by U.S. Treasury obligations: Total market value $255,093)	250,000	250,000
2.190%, dated 11/28/2018, matures 12/06/2018, repurchase price $275,134 (collateralized by U.S. Treasury obligations: Total market value $280,586)	275,000	275,000
ING Financial Markets LLC
2.190%, dated 11/27/2018, matures 12/04/2018, repurchase price $150,064 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
2.210%, dated 11/20/2018, matures 12/04/2018, repurchase price $100,086 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000

Merrill Lynch, Pierce, Fenner & Smith Incorporated
2.000%, dated 11/30/2018, matures 12/03/2018, repurchase price $50,008 (collateralized by U.S. Treasury obligations: Total market value $51,000)	50,000	50,000
2.270%, dated 11/30/2018, matures 12/03/2018, repurchase price $150,028 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
MUFG Securities Americas, Inc.
2.270%, dated 11/30/2018, matures 12/03/2018, repurchase price $550,104 (collateralized by U.S. Treasury obligations: Total market value $561,000)	550,000	550,000
RBC Dominion Securities Inc.
2.280%, dated 11/30/2018, matures 12/03/2018, repurchase price $1,375,261 (collateralized by U.S. Treasury obligations: Total market value $1,402,500)	1,375,000	1,375,000
2.160%, dated 9/14/2018, matures 12/20/2018, repurchase price $150,873 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
2.160%, dated 9/20/2018, matures 12/20/2018, repurchase price $150,819 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
2.180%, dated 9/25/2018, matures 12/20/2018, repurchase price $150,781 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
Societe Generale SA
2.210% (OBFR + 0.020%), dated 11/30/2018, matures 12/07/2018, repurchase price $800,344 (collateralized by U.S. Treasury obligations: Total market value $816,000) Δ	800,000	800,000
TD Securities (USA) LLC
2.280%, dated 11/30/2018, matures 12/03/2018, repurchase price $200,038 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
Total U.S. Treasury Repurchase Agreements (Cost $9,103,932)		9,103,932

Total Investments - 100.1% (Cost $13,033,822)		13,033,822
Other Assets and Liabilities, Net - (0.1)%		(8,484)
Total Net Assets - 100.0%		$13,025,338

>	Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair value of the securities held in the fund are determined using amortized cost, which is compared to prices provided by independent pricing providers. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened and the board will determine what action, if any, to take. During the three-month period ended November 30, 2018, the difference between the aggregate market value and the aggregate amortized cost of all securities in the fund did not exceed 0.25% on any day of the period.

⊗	Rate shown is effective yield as of November 30, 2018.

Δ	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2018.

Investment Abbreviation:
OBFR	-	Overnight Bank Funding Rate

Summary of Fair Value Exposure

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

As of November 30, 2018, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
U.S. Treasury Repurchase Agreements	$—	$9,103,932	$—	$9,103,932
U.S. Treasury Debt	—	3,929,890	—	3,929,890
Total Investments	$—	$13,033,822	$—	$13,033,822

During the three-month period ended November 30, 2018, there were no transfers between fair value levels, and the fund’s portfolio did not hold any securities deemed to be Level 3.

Certain Transfers Accounted for as Secured Borrowings
Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	Total
Repurchase Agreements
U.S. Treasury	$5,853,932	$3,250,000	$9,103,932
Total Borrowings	$5,853,932	$3,250,000	$9,103,932

Schedule of Investments November 30, 2018 (unaudited), all dollars rounded to thousands (000 omitted)

U.S. Treasury Money Market Fund
DESCRIPTION	PAR	VALUE >
U.S. Treasury Debt - 100.1%
U.S. Treasury Bills ⊗
1.074%, 12/06/2018	$137,038	$137,013
1.588%, 12/11/2018	180,000	179,913
1.614%, 12/13/2018	95,000	94,945
1.823%, 12/18/2018	234,248	234,034
1.811%, 12/20/2018	95,341	95,245
1.926%, 12/27/2018	150,000	149,783
2.034%, 01/02/2019	60,878	60,765
1.982%, 01/03/2019	35,000	34,934
2.101%, 01/08/2019	25,000	24,943
2.068%, 01/10/2019	25,000	24,941
2.141%, 01/15/2019	75,000	74,795
2.121%, 01/17/2019	25,000	24,929
2.163%, 01/24/2019	16,367	16,313
2.177%, 01/31/2019	4,985	4,966
2.214%, 02/14/2019	15,000	14,930
2.269%, 02/21/2019	39,129	38,924
2.200%, 03/14/2019	25,000	24,841
2.245%, 03/21/2019	10,000	9,931
2.402%, 05/09/2019	5,000	4,947
2.391%, 05/16/2019	10,000	9,889
2.437%, 05/30/2019	10,000	9,877
U.S. Treasury Notes
1.125%, 01/15/2019	5,000	4,994
1.125%, 01/31/2019	2,894	2,890
1.250%, 01/31/2019	5,000	4,994
2.524% (3 Month U.S. Treasury Bill Money Market Yield + 0.140%), 01/31/2019 Δ	27,163	27,171
1.375%, 02/28/2019	17,682	17,645
1.500%, 02/28/2019	11,000	10,980
1.000%, 03/15/2019	6,446	6,423
2.454% (3 Month U.S. Treasury Bill Money Market Yield + 0.070%), 04/30/2019 Δ	51,914	51,933
1.500%, 05/31/2019	7,000	6,965
2.444% (3 Month U.S. Treasury Bill Money Market Yield + 0.060%), 07/31/2019 Δ	25,000	25,004
1.000%, 10/15/2019	3,000	2,956
2.432% (3 Month U.S. Treasury Bill Money Market Yield + 0.048%), 10/31/2019 Δ	16,306	16,310
1.000%, 11/15/2019	5,000	4,920
2.384% (3 Month U.S. Treasury Bill Money Market Yield + 0.000%), 01/31/2020 Δ	68,513	68,504
2.417% (3 Month U.S. Treasury Bill Money Market Yield + 0.033%), 04/30/2020 Δ	47,306	47,307
2.427% (3 Month U.S. Treasury Bill Money Market Yield + 0.043%), 07/31/2020 Δ	15,004	15,005
2.429% (3 Month U.S. Treasury Bill Money Market Yield + 0.045%), 10/31/2020 Δ	11,440	11,442
Total U.S. Treasury Debt (Cost $1,596,301)		1,596,301

Total Investments - 100.1% (Cost $1,596,301)		1,596,301
Other Assets and Liabilities, Net - (0.1)%		(1,629)
Total Net Assets - 100.0%		$1,594,672

>	Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair value of the securities held in the fund are determined using amortized cost, which is compared to prices provided by independent pricing providers. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened and the board will determine what action, if any, to take. During the three-month period ended November 30, 2018, the difference between the aggregate market value and the aggregate amortized cost of all securities in the fund did not exceed 0.25% on any day of the period.

⊗	Rate shown is the effective yield as of November 30, 2018.

Δ	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2018.

Summary of Fair Value Exposure

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

As of November 30, 2018, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
U.S. Treasury Debt	$—	$1,596,301	$—	$1,596,301
Total Investments	$—	$1,596,301	$—	$1,596,301

During the three-month period ended Novemeber 30, 2018, there were no transfers between fair value levels, and the fund’s portfolio did not hold any securities deemed to be Level 3.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed here with.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole President

Date:	January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole President

Date:	January 28, 2019

By:	/s/ Jill M. Stevenson
Jill M. Stevenson Treasurer

Date:	January 28, 2019